Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000018122 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018122 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000018122 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000018122 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018122 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018122 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018122 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000018122 | A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018122 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018122 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018122 | Municipal
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000018122 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018122 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018122 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018122 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018122 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018122 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018122 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018122 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018122 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018122 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018122 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018122 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018123 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018123 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000018123 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000018123 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018123 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018123 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018123 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000018123 | A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018123 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018123 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018123 | Municipal
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000018123 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018123 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018123 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018123 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018123 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018123 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018123 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018123 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018123 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018123 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018123 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018123 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018124 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018124 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000018124 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000018124 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018124 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018124 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018124 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000018124 | A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018124 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018124 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018124 | Municipal
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000018124 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018124 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018124 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018124 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018124 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018124 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018124 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018124 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018124 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018124 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018124 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018124 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000125493 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125493 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000125493 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000125493 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125493 | B
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125493 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000125493 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000125493 | A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125493 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125493 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125493 | Municipal
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000125493 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125493 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125493 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125493 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125493 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125493 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125493 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125493 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125493 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125493 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125493 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000125493 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018133 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018133 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018133 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000018133 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018133 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018133 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018133 | BBB
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000018133 | A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018133 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018133 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018133 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000018133 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018133 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018133 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000018133 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018133 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018133 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018133 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000018133 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018133 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.50%